Nationwide Life Insurance Company: • Nationwide Variable Account - 9

Prospectus supplement dated November 18, 2010 to
Prospectus dated May 1, 2010

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Your prospectus offers the following underlying mutual funds as investment options under your contract.  Effective May 1, 2010, the investment options changed names as indicated below:

OLD NAME	NEW NAME
AIM V.I. Large Cap Growth Fund – Series I	Invesco V.I. Large Cap Growth Fund – Series I